Related Party Transactions - Narrative (Details) $ in Millions		12 Months Ended
		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Plus component of annual investment management fee		0.25
Annual fee cap		0.15
Privately-held Investments	[1]	$ 475.0		$ 533.0
Other Investments	[2]	209.3		221.3
Net investment income (1)		275.7	[3]	188.1	$ 147.5
Accrued expenses and other payables	[4]	214.4		201.8
Realized and unrealized investment gains (2)		75.9		5.0	56.2
Debt Securities, Trading	[5]	1,485.7		1,475.5
Other expenses		0.0		20.1	10.8
Asset Management Arrangement
Related Party Transaction [Line Items]
Net investment income (1)		9.4		4.9	$ 5.8
Accrued expenses and other payables		2.1		4.5
Apollo real estate fund
Related Party Transaction [Line Items]
Realized and unrealized investment gains (2)		0.4		3.1
Beneficial owner
Related Party Transaction [Line Items]
Accounts Payable, Current		1.2		2.0
Apollo real estate fund | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Other Investments		23.9		25.3
Funds managed by Apollo | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Other Investments		39.8		38.0
Apollo Notes, SPV
Related Party Transaction [Line Items]
Privately-held investment, losses incurred		5.5		(0.4)
Apollo Notes, SPV | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Privately-held Investments		82.2		44.8
CLOs
Related Party Transaction [Line Items]
Net investment income (1)		17.4		0.0
Other expenses		0.5
CLOs | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Debt Securities, Trading		129.8		0.0
Middle Market Term Loans managed by a subsidiary of Apollo
Related Party Transaction [Line Items]
Net investment income (1)		5.8		0.0
Other expenses		0.2
Middle Market Term Loans managed by a subsidiary of Apollo | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Debt Securities, Trading		$ 45.1		$ 0.0
Maximum
Related Party Transaction [Line Items]
Percentage of consolidated group's net income due to Apollo Management		1.00%
Dollar amount option to percentage fee		$ 5.0

[1]	Privately-held investments, trading at fair value include related party investments totaling $112.4 million (2022 — $44.8 million). Privately-held investments, available for sale include related party investments totaling $14.9 million (2022 — $Nil).
[2]	Other investments includes related party investments of $23.9 million (2022 — $25.3 million) in Apollo Real Estate Fund and $15.9 million (2022 — $12.7 million) in Apollo Origination Partnership.
[3]	Net investment income includes related party net investment income of $19.6 million (2022 — $3.1 million, 2021 — $Nil ) and related party investment management fees of $9.4 million (2022 — $4.9 million, 2021 — $5.8 million).
[4]	Includes amounts due to related parties of $2.1 million for investment management fees (2022 — $4.5 million), and $1.2 million for management consulting fees (2022 — $1.3 million).
[5]	Fixed income maturities, trading at fair value includes related party investments totaling $129.8 million (2022 — $Nil).